Schedule Of Taxation In The Statements Of Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Current
Total income tax expenses	144,329	159,982	20,936	(135,265)	117,757
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
- recognition of prior year NOLs				(217,364)
- utilization of NOLs brought forward	106,389	119,179	8,632	24,587	75,512
- utilization of NOLs recognized during the year for prior year NOLs				66,300
- recognition for the period	7,985	7,600	7,959	19,115	17,685
Deferred tax assets Liabilities	114,374	126,779	16,591	(107,362)	93,197
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
- recognition of prior year NOLs				(56,711)
- utilization of NOLs brought forward	27,469	31,143	346	7,025	24,253
- utilization of NOLs recognized during the year for prior year NOLs				13,606
- recognition for the period	2,486	2,060	3,999	8,177	307
Deferred tax assets Liabilities	$ 29,955	$ 33,203	$ 4,345	$ (27,903)	$ 24,560